Fair Value Measurement	12 Months Ended
May 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
11.	FAIR VALUE MEASUREMENT
Assets and liabilities measured at fair value on a recurring basis
The Group measures
available-for-sale
investments, equity securities with readily determinable fair value, wealth management products and trading securities at fair value on a recurring basis. The available-for-sale
investments recorded in long-term investments include redeemable preferred shares. The equity securities with readily determinable fair value include common shares of listed companies.
As of May 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of May 31, 2024
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Wealth management products measured at fair value (a)	—	1,988,907	—	1,988,907
Trading securities (a)	76,672	—	—	76,672
Long-term investments:
Equity securities with readily determinable fair values (b)	25,027	—	—	25,027
Available-for-sale investments (c)	—	10,000	125,777	135,777

Total	101,699	1,998,907	125,777	2,226,383

	As of May 31, 2025
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Wealth management products measured at fair value (a)	—	1,744,835	—	1,744,835
Trading securities (a)	128,667	—	—	128,667
Long-term investments:
Equity securities with readily determinable fair values (b)	7,851	—	—	7,851
Available-for-sale investments (c)	—	14,569	115,970	130,539

Total	136,518	1,759,404	115,970	2,011,892

(a)
The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.

(b)
The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.

(c)
As of May 31, 2025, the fair value of
available-for-sale
investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$40,940. As of May 31, 2024, the fair value of available-for-sale
investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610.

For redeemable preferred shares that do not have a quoted market rate, when recent transactions are available, the Company measured their fair value based on recent transactions. Recent transactions include the purchase price agreed by an independent third party for a similar investment and have been classified as Level 2 measurement. When no recent transactions are available, the Company has classified those as Level 3 measurement and a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The assumptions are inherently uncertain and subjective. Specifically, some of the significant unobservable inputs included the expected volatility, discount rate as well as discount of lack of marketability. Changes in any unobservable inputs may have a significant impact on fair values. As of May 31, 2025, the fair values of available-for-sale investments classified as Level 3 were measured using the market or income approaches with significant unobservable inputs were based on the following assumptions: (1) expected volatility ranging from
33.0
%
 to 93.7
%
,
(2) discount rate
21
%
,

and (3) discount of lack of marketability ranging from
15.0
%

to 25.0%.

The Group had transfers between Level 2 and Level 3 during the year ended May 31, 2024. However, there were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the year ended May 31, 2025. The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (Level 3).

Level 3 investments
US$
Balance as of June 1, 2023	141,698
Initial recognition	9,504
Transfer from Level 2	17,890
Unrealized loss	(25,034)
Impairment	(11,693)
Disposals	(4,640)
Foreign exchange difference	(1,948)

Balance as of May 31, 2024	125,777
Unrealized loss	(5,670)
Impairment	(4,412)
Disposals	(140)
Foreign exchange difference	415

Balance as of May 31, 2025	115,970

Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill and acquired intangible assets are measured at fair value on a non-recurring
basis when an impairment is recognized.
The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group measures acquired intangible assets using the income approach, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.
For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.